Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2011	$ 120,515	$ 1	$ 159,994	$ 53,188	$ (92,668)
Balance, Shares at Dec. 31, 2011		137,000
Contributions from shareholder, value	162,155	372	161,783
Contributions from shareholder, shares		37,133,000
Net income (loss)	30,282				30,282
Other comprehensive income (loss)	(28,615)			(28,615)
Stock-based compensation	7,328		7,328
Balance at Dec. 31, 2012	291,665	373	329,105	24,573	(62,386)
Balance, Shares at Dec. 31, 2012		37,270,000
Net income (loss)	(22,218)				(22,218)
Other comprehensive income (loss)	63,805			63,805
Stock-based compensation	9,950		9,950
Balance at Dec. 31, 2013	343,202	373	339,055	88,378	(84,604)
Balance, Shares at Dec. 31, 2013		37,270,000
Issuance of common stock	198,089	115	197,974
Issuance of common stock, Shares		11,500,000
Net income (loss)	(67,332)				(67,332)
Other comprehensive income (loss)	(163,595)			(163,595)
Stock-based compensation	10,501		10,501
Balance at Dec. 31, 2014	$ 320,865	$ 488	$ 547,530	$ (75,217)	$ (151,936)
Balance, Shares at Dec. 31, 2014		48,770,000